PROMISSORY NOTE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
PROMISSORY NOTE [Abstract]
Promissory note	$ 100,000	$ 100,000
Accrued interest	$ 4,329	$ 2,356
Interest rate	4.00%